CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
REVENUES
Time charter revenues	$ 35,510		$ 35,024	$ 70,395		$ 70,101
Other revenue	1,100		0	1,100	[1]	0
Total revenues	36,610	[2]	35,024	71,495	[2]	70,101
OPERATING EXPENSES
Vessel operating expenses	(5,462)		(5,628)	(11,215)		(11,805)
Construction contract expenses	0		(151)	0		(151)
Administrative expenses	(2,101)		(2,465)	(4,888)		(5,222)
Depreciation and amortization	(5,268)		(5,263)	(10,536)		(10,526)
Total operating expenses	(12,831)		(13,507)	(26,639)		(27,704)
Equity in earnings (losses) of joint ventures	5,111		1,551	14,481		6,360
Operating income (loss)	28,890		23,068	59,337		48,757
FINANCIAL INCOME (EXPENSE), NET
Interest income	174		113	361		243
Interest expense	(6,918)		(7,752)	(13,782)		(15,488)
Gain (loss) on derivative instruments	544		247	1,175		910
Other items, net	(880)		(1,422)	(1,486)		(2,224)
Total financial income (expense), net	(7,080)		(8,814)	(13,732)		(16,559)
Income (loss) before tax	21,810		14,254	45,605		32,198
Income tax expense	(1,866)		(2,042)	(3,975)		(3,797)
Net income (loss)	19,944		12,212	41,630		28,401
Non-controlling interest in net income	0		2,812	0		5,556
Preferred unitholders' interest in net income	3,003		0	5,663		0
Limited partners' interest in net income (loss)	$ 16,941		$ 9,400	35,967		$ 22,845
Common unit public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)				$ 18,973
Earnings per unit
Earnings Per Share, Basic and Diluted	$ 0.50		$ 0.28	$ 1.07		$ 0.68
Common unit Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)				$ 2,341
Earnings per unit
Earnings Per Share, Basic and Diluted	0.53		0.30	$ 1.11		0.71
Subordinated unit [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)				$ 14,653
Earnings per unit
Earnings Per Share, Basic and Diluted	$ 0.53		$ 0.30	$ 1.11		$ 0.71

[1]	Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.
[2]	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.